Unaudited Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Information [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	2012
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$3,056.8	$3,108.1	$3,085.7	$3,259.3
Gross Profit	1,289.7	1,321.3	1,298.4	1,386.1
Income from Continuing Operations	280.8	292.4	299.4	385.8
Net Income	277.3	233.8	290.4	376.4
Earnings per Share from Continuing Operations:
Basic	.76	.80	.83	1.08
Diluted	.76	.79	.82	1.07
Earnings per Share:
Basic	.76	.64	.80	1.05
Diluted	.75	.63	.79	1.04
Cash Dividend Declared per Common Share	.13	.13	.13	.15

Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $31.1 million and after-tax loss of $3.5 million related to the company's discontinued operations.

(b)       Costs of $38.9 million and after-tax loss of $58.6 million related to the company's discontinued operations.

(c)       Costs of $37.3 million and after-tax loss of $9.0 million related to the company's discontinued operations.

(d)       Costs of $42.9 million and after-tax loss of $9.4 million related to the company's discontinued operations.

	2011
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,682.6	$2,854.0	$2,932.9	$3,089.3
Gross Profit	1,116.3	1,161.0	1,218.9	1,297.8
Income from Continuing Operations	247.5	217.1	266.3	292.5
Net Income	252.2	523.4	265.4	288.9
Earnings per Share from Continuing Operations:
Basic	.64	.57	.70	.78
Diluted	.63	.56	.70	.78
Earnings per Share:
Basic	.65	1.37	.70	.77
Diluted	.64	1.36	.69	.77

Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $21.2 million and after-tax income of $4.7 million related to the company's discontinued operations.

(b)       Costs of $93.2 million and after-tax income of $306.3 million related to the company's discontinued operations.

(c)       Costs of $56.5 million and after-tax loss of $0.9 million related to the company's discontinued operations.

(d)       Costs of $59.7 million and after-tax loss of $3.6 million related to the company's discontinued operations.